OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	2018	2017
Investment in North West Redwater Partnership	$287	$292
North West Redwater Partnership subordinated debt (1)	591	510
Risk management (note 19)	373	204
Other	208	241
	1,459	1,247
Less: current portion	116	79
	$1,343	$1,168

(1)	Includes accrued interest.

Summary of assets, liabilities, partners' equity and equity (income) loss related to joint venture
The assets, liabilities, partners’ equity and equity loss (income) related to Redwater Partnership and the Company’s 50% interest at December 31, 2018 and 2017 were comprised as follows:

	2018		2017
	Redwater Partnership 100% interest	Company 50% interest	Redwater Partnership 100% interest	Company 50% interest
Current assets	$210	$105	$330	$165
Non-current assets	$11,250	$5,625	$10,540	$5,270
Current liabilities	$352	$176	$2,476	$1,238
Non-current liabilities	$10,534	$5,267	$7,810	$3,905
Partners’ equity	$574	$287	$584	$292
Equity loss (income)	$10	$5	$(62)	$(31)